Description of business (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Formation date	August 7, 2007
Limited Liability Company or Limited Partnership, Managing Member or General Partner, Name	Olympos Maritime Ltd.
Common units outstanding	30,197,087	11,345,187
General partner units oustanding	622,555	237,822
Olympos Maritime Ltd [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%
General partner units oustanding	622,555
Navios Holdings [Member]
Common units outstanding	3,183,199
Ownership percentage of Navios Holdings	10.30%